Leases - Summary of right of use assets and the movements (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	¥ 118,210
Depreciation provided during the year	(12,389)	¥ (12,367)	¥ (12,298)
Cost at December 31, net of accumulated depreciation	126,875	118,210
Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	118,210	128,704
Additions	21,963	8,389
Transfer from investment properties (Note 17)	4	71
Transfer to property, plant and equipment (Note 16)	(809)	(6,402)
Transfer to investment properties (Note 17)		(8)
Disposals	(104)	(177)
Depreciation provided during the year	(12,389)	(12,367)
Cost at December 31, net of accumulated depreciation	126,875	118,210	128,704
Aircraft and engines [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	115,678	126,464
Additions	19,206	7,109
Transfer from investment properties (Note 17)	0
Transfer to property, plant and equipment (Note 16)	(809)	(6,402)
Disposals	(58)	(171)
Depreciation provided during the year	(11,206)	(11,322)
Cost at December 31, net of accumulated depreciation	122,811	115,678	126,464
Prepayments for land use rights [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	1,368	1,343
Additions	1,112
Transfer from investment properties (Note 17)	4	71
Transfer to property, plant and equipment (Note 16)	0
Transfer to investment properties (Note 17)		(8)
Disposals	(13)
Depreciation provided during the year	(259)	(38)
Cost at December 31, net of accumulated depreciation	2,212	1,368	1,343
Buildings [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	1,015	824
Additions	1,350	1,145
Transfer from investment properties (Note 17)	0
Transfer to property, plant and equipment (Note 16)	0
Disposals	(24)	(6)
Depreciation provided during the year	(834)	(948)
Cost at December 31, net of accumulated depreciation	1,507	1,015	824
Other assets [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	149	73
Additions	295	135
Transfer from investment properties (Note 17)	0
Transfer to property, plant and equipment (Note 16)	0
Disposals	(9)
Depreciation provided during the year	(90)	(59)
Cost at December 31, net of accumulated depreciation	¥ 345	¥ 149	¥ 73